Acquisitions - Supplemental Information (Detail) $ in Millions	12 Months Ended
Feb. 28, 2015 USD ($)
Business Acquisition [Line Items]
Net sales and other revenue	$ 57,496.9
Loss from continuing operations, net of tax	$ (281.5)